Other Income (Details) - Schedule of other income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other income [Abstract]
Write-back of accrued interest not settled	$ 754,929
Gain on sale of scrap	73,403
Other Income	$ 828,332